Business combination (Details 5) (Ye Net, CNY)	1 Months Ended	12 Months Ended						1 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Apr. 30, 2009	Jan. 31, 2011 Trade name and domain name	Jan. 31, 2011 Completed game	Jan. 31, 2011 IPR&D
Business combination disclosures
Business Acquisition, Cost of Acquired Entity, Purchase Price	4,444,444			3,000,000	0	15,000,000
Percentage of voting interests acquired	20.00%			42.50%		30.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage					37.50%
Percentage of equity interest held	100.00%		80.00%
Additional equity interest adjustment needs to be made under agreement			0
Allocation of purchase price
Identifiable intangible assets							1,380,000	2,860,000	2,120,000
Other identifiable tangible assets and liabilities				19,672,000
Identifiable net assets acquired				26,032,000
Cash consideration				3,000,000
Previously held equity interest on acquisition date				15,170,000
Noncontrolling interest at fair value				8,090,000
Goodwill				228,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation				1,591,000
Total goodwill arising from business combination				1,819,000
Weighted average amortization period at the acquisition date								2 years 9 months
Goodwill measurement period adjustment		0
Amount recorded in additional paid-in capital for difference between purchase consideration and the carrying amount of the non-controlling interest	912,252